Income Taxes (Details) $ in Thousands, $ in Millions	1 Months Ended		6 Months Ended		12 Months Ended	18 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 HKD ($)	Jun. 30, 2020 USD ($) subsidiary	Jun. 30, 2019 USD ($) subsidiary	Dec. 31, 2019	Jun. 30, 2020
Deferred income tax			$ 1,222	$ 1,073
Income tax expense			2,032	2,462
Reconciliation of reported income tax expense to the theoretical tax amount
Loss before income taxes and equity in earnings of equity investees			(76,580)	(68,301)
Tax calculated at the statutory tax rate of the Company			(12,636)	(11,270)
Different tax rates available in different jurisdictions			1,431	1,351
Tax valuation allowance			16,178	13,309
Preferential tax rate difference			(119)
Preferential tax deduction			(4,678)	(2,908)
Expenses not deductible for tax purposes			1,618	1,094
Utilization of previously unrecognized tax losses			(152)	(49)
Withholding tax on undistributed earnings of PRC entities			1,513	1,386
Income not subject to tax			(552)	(577)
Others			(571)	126
Income tax expense			2,032	2,462
Hong Kong
Current tax			232	220
Tax rates
Threshold of first tiered assessable profits	$ 300	$ 2.0
Tax rate for the first tiered assessable profits	8.25%	8.25%
Tax rate for the remaining assessable profits	16.50%	16.50%
PRC
Current tax			$ 48	$ 822
Tax rates
Income tax rate (as a percent)			25.00%	25.00%
Preferential income tax rate (as a percent)			15.00%	15.00%
Dividends declared withholding tax rate (as a percent)			10.00%	10.00%
Lower withholding tax rate (as a percent)			5.00%	5.00%
Minimum equity interest of foreign investor required for lower withholding tax rate (as a percent)			25.00%	25.00%
Tax rate on retained earnings that are anticipated to be distributed (as a percent)						5.00%
Distributable reserves expected to be distributed as dividends (as a percent)			100.00%		100.00%
U.S. and others
Current tax			$ 530	$ 347
United States
Tax rates
Income tax rate (as a percent)						21.00%
U.S. withholding tax (as a percent)						30.00%
New Jersey
Tax rates
U.S. state taxes (as a percent)						9.00%
New York
Tax rates
U.S. state taxes (as a percent)						16.55%
Finland
Tax rates
Income tax rate (as a percent)						20.00%
British Virgin Islands
Tax rates
Number of subsidiaries | subsidiary			3	3